Tax Matters - Reconciliation of Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Accounting profit before tax	€ 2,583	€ 2,718	€ 5,571
Tax expense at prevailing statutory rate	532	722	1,544
Permanent differences	289	(223)	133
Changes in deferred tax charge due to changes in tax rates	14	8	6
(Capitalization)/reversal of tax deduction and tax relief	(103)	(44)	371
(Capitalization)/reversal of loss carryforwards	(88)	118	(1,067)
Increase/(decrease) in tax expense arising from temporary differences	(8)	484	569
Other concepts	(10)	(11)	65
Current tax expense	462	1,108	1,122
Deferred tax expense/(benefit)	164	(54)	499
Corporate income tax	€ 626	€ 1,054	€ 1,621